Segment Information (Details) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment	Dec. 31, 2013 segment	Dec. 31, 2012 segment
Segment Information
Number of reportable segments										3	2	2
Revenue
Rental revenue										$ 13,700,487	$ 11,901,376	$ 6,428,014
Interest income on receivables										709,030	742,185	356,348
Total revenue	1,680,771	3,776,332	3,622,234	3,522,067	3,488,884	3,544,517	3,470,742	3,008,357	2,619,945	14,409,517	12,643,561	6,784,362
Expenses
Management fees to affiliate										362,495	370,625	209,091
Property operating										24,720	6,454	26,267
General and administrative										816,798	722,028	191,293
Acquisition-related										147,150	318,600	727,158
Amortization										3,556,911	3,229,377	1,435,855
Impairments										258,834	1,005,478	183,271
Total expenses	823,363									5,166,908	5,652,562	2,772,935
Other income and expenses
Interest expense										(4,984,054)	(3,840,359)	(1,476,207)
Loss on early extinguishment of debt										(2,905,259)
Realized loss on derivative financial instruments										(213,181)
Unrealized gain (loss) on derivatives										(552,268)	1,279,176	(1,016,716)
Total other income and expenses	(3,555,756)									(8,654,762)	(2,561,183)	(2,492,923)
Net income	(2,698,348)	(2,981,646)	1,854,647	395,138	1,319,708	929,136	638,488	2,600,165	262,027	587,847	4,429,816	1,518,504
Assets	200,253,059	200,253,059				186,972,858				200,253,059	186,972,858
Interest Rate Swap Agreement
Other income and expenses
Unrealized gain (loss) on derivatives										(552,268)	1,279,176	(1,016,716)
Operating Segments | Wireless Communication
Revenue
Rental revenue										11,693,862	10,175,620	5,812,730
Interest income on receivables										709,030	742,185	356,348
Total revenue										12,402,892	10,917,805	6,169,078
Expenses
Management fees to affiliate										322,650	323,482	190,814
Property operating										9,637	6,454	26,267
General and administrative										38,387	106,267	1,036
Acquisition-related										125,042	294,029	633,799
Amortization										3,306,136	3,039,473	1,377,493
Impairments										258,834	1,005,478	183,271
Total expenses										4,060,686	4,775,183	2,412,680
Other income and expenses
Interest expense										(40,619)	(54,546)	(12,024)
Total other income and expenses										(40,619)	(54,546)	(12,024)
Net income										8,301,587	6,088,076	3,744,374
Assets	167,396,475	167,396,475				159,468,560				167,396,475	159,468,560
Operating Segments | Outdoor Advertising
Revenue
Rental revenue										1,991,367	1,725,756	615,284
Total revenue										1,991,367	1,725,756	615,284
Expenses
Management fees to affiliate										39,677	47,143	18,277
Property operating										15,083
General and administrative										6,525	79,114
Acquisition-related										15,658	24,571	93,359
Amortization										245,007	189,904	58,362
Total expenses										321,950	340,732	169,998
Other income and expenses
Interest expense										(10,038)	(11,774)	(1,796)
Total other income and expenses										(10,038)	(11,774)	(1,796)
Net income										1,659,379	1,373,250	443,490
Assets	30,600,204	30,600,204				22,121,930				30,600,204	22,121,930
Operating Segments | Renewable Power Generation
Revenue
Rental revenue										15,258
Total revenue										15,258
Expenses
Management fees to affiliate										168
Acquisition-related										6,450
Amortization										5,768
Total expenses										12,386
Other income and expenses
Net income										2,872
Assets	391,291	391,291								391,291
Corporate
Expenses
General and administrative										771,886	536,647	190,257
Total expenses										771,886	536,647	190,257
Other income and expenses
Interest expense										(4,933,397)	(3,774,039)	(1,462,387)
Loss on early extinguishment of debt										(2,905,259)
Realized loss on derivative financial instruments										(213,181)
Total other income and expenses										(8,604,105)	(2,494,863)	(2,479,103)
Net income										(9,375,991)	(3,031,510)	(2,669,360)
Assets	1,865,089	1,865,089				5,382,368				1,865,089	5,382,368
Corporate | Interest Rate Swap Agreement
Other income and expenses
Unrealized gain (loss) on derivatives										$ (552,268)	$ 1,279,176	$ (1,016,716)